UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Core Plus Bond Fund
Class A [WAPAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Core Plus Bond Fund returned 7.57%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7830-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	7.57	-2.21	1.77
Class A (with sales charge)	3.57	-3.06	1.32
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
Western Asset Core Plus Bond Fund	PAGE 2	7830-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7830-ATSR-0226

Western Asset Core Plus Bond Fund
Class C [WAPCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$156	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Core Plus Bond Fund returned 6.73%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7829-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	6.73	-2.89	1.06
Class C (with sales charge)	5.73	-2.89	1.06
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7829-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7829-ATSR-0226

Western Asset Core Plus Bond Fund
Class C1 [LWCPX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$162	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Core Plus Bond Fund returned 13.87%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7836-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	13.87	-1.50	1.93
Class C1 (with sales charge)	12.87	-1.50	1.93
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
Western Asset Core Plus Bond Fund	PAGE 2	7836-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7836-ATSR-0226

Western Asset Core Plus Bond Fund
Class FI [WACIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$83	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of Western Asset Core Plus Bond Fund returned 7.61%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7593-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.61	-2.18	1.76
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7593-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7593-ATSR-0226

Western Asset Core Plus Bond Fund
Class R [WAPRX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Western Asset Core Plus Bond Fund returned 7.14%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7828-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	7.14	-2.50	1.46
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7828-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7828-ATSR-0226

Western Asset Core Plus Bond Fund
Class I [WACPX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Core Plus Bond Fund returned 7.96%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7007-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	7.96	-1.84	2.14
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7007-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7007-ATSR-0226

Western Asset Core Plus Bond Fund
Class IS [WAPSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$44	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Western Asset Core Plus Bond Fund returned 8.01%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus Bond Fund	PAGE 1	7272-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	8.01	-1.81	2.17
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,958,996,243
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1207
Total Management Fee Paid	$19,535,222
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7272-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7272-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $219,051 in December 31, 2024 and $221,242 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 32.0%
Communication Services — 4.6%
Diversified Telecommunication Services — 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,173,658 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,730,227
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,945,500
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	857,107
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,699,991
AT&T Inc., Senior Notes	4.350%	6/15/45	149,000	123,054
AT&T Inc., Senior Notes	3.500%	9/15/53	970,000	649,638
AT&T Inc., Senior Notes	3.550%	9/15/55	970,000	646,381
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	461,211
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	244,193
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,200,000	1,216,154 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	3,660,000	3,728,131 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	5,410,000	5,553,493 (a)
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,953,804
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,579,607
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	633,000	623,462
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,440,000	1,451,363
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	490,000	384,153
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	350,000	280,977
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	55,000	53,158
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	76,484
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	1,380,000	981,153
Total Diversified Telecommunication Services				41,412,899
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,700,000	2,739,002 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	2,583,376
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	945,000	$940,371
Total Entertainment				6,262,749
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	4.500%	5/15/35	160,000	159,232
Alphabet Inc., Senior Notes	4.700%	11/15/35	2,400,000	2,401,528
Alphabet Inc., Senior Notes	5.350%	11/15/45	850,000	845,281
Alphabet Inc., Senior Notes	5.250%	5/15/55	80,000	76,679
Alphabet Inc., Senior Notes	5.450%	11/15/55	870,000	854,061
Alphabet Inc., Senior Notes	5.300%	5/15/65	1,430,000	1,345,957
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	7,625,000	7,688,498
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	1,980,000	1,978,114
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	2,600,000	2,526,223
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	2,180,000	2,093,952
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	4,220,000	4,028,833
Total Interactive Media & Services				23,998,358
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	4,543,000	4,080,442
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,749,000	9,703,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	6,160,000	6,233,171
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,620,000	1,704,447
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	3,068,255
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,560,000	2,186,119
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	500,686
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,884,043
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.969%	11/1/47	4,956,000	$3,716,456
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	2,912,753
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	504,114
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,143,280 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	1,100,263 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,366,051
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,381,022
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,095,709
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,881,457
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,898,504
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,497,674
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	780,000	805,158 (a)
Total Media				59,662,670
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	15,000,000	9,185,100 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,766,179
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,650,787
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,944,478
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	15,043,656
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	6,132,052
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000	1,358,116
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,865,338
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,270,704
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	1,233,977
Total Wireless Telecommunication Services				50,450,387

Total Communication Services				181,787,063
Consumer Discretionary — 2.6%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	4,360,000	4,311,392 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	2,090,000	$2,113,956 (a)
Total Automobile Components				6,425,348
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,404,970
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,493,181
General Motors Co., Senior Notes	5.600%	10/15/32	650,000	680,143
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,274,599
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	882,042
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	3,867,415 (a)
Total Automobiles				11,602,350
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	6,120,000	6,128,514
Amazon.com Inc., Senior Notes	4.350%	3/20/33	1,400,000	1,395,847
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,850,000	1,843,242
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,383,521
Prosus NV, Senior Notes	3.061%	7/13/31	12,990,000	11,833,724 (a)
Total Broadline Retail				23,584,848
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp., Senior Notes	5.875%	6/15/31	1,470,000	1,519,486 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,420,000	2,500,138 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	600,000	597,555
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,480,000	1,517,746
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	3,067,744
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,389,136
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	260,000	272,832
McDonald’s Corp., Senior Notes	3.600%	7/1/30	80,000	78,550
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,398,373
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	2,040,000	2,147,523 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,460,000	1,465,054 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	830,000	827,329 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	480,000	480,024 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	2,510,000	2,566,837 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	5,790,000	$5,951,226 (a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	350,000	349,984
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,615,637
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	4,027,866
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,781,160
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,563,405
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,090,000	2,109,583 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	3,040,000	3,088,497 (a)
Total Hotels, Restaurants & Leisure				54,315,685
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,400,172
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,632,413
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,295,000	3,740,917
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	540,000	547,045
Total Specialty Retail				8,320,547

Total Consumer Discretionary				104,248,778
Consumer Staples — 1.2%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,442,000	3,185,436
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,556,406
Total Beverages				6,741,842
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,289,323
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	202,067 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	780,000	804,269 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,860,000	1,912,442 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	5,620,000	5,602,242 (a)
Total Food Products				8,521,020
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,197,000	1,221,913
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	991,961
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,319,820
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,819,257
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	$3,229,531
Altria Group Inc., Senior Notes	3.875%	9/16/46	2,070,000	1,560,024
Altria Group Inc., Senior Notes	5.950%	2/14/49	10,000	10,031
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,857,023
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,664,000	1,667,915
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	403,153
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,748,957
BAT Capital Corp., Senior Notes	7.081%	8/2/53	210,000	238,331
BAT Capital Corp., Senior Notes	6.250%	8/15/55	20,000	20,743
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,440,255
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	964,201
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,110,000	2,181,663
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	722,239
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	2,545,924
Total Tobacco				28,721,028

Total Consumer Staples				48,495,126
Energy — 4.6%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,559,855
Oil, Gas & Consumable Fuels — 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	3,980,000	4,226,253 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,410,000	1,383,033
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,340,000	877,062
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	953,607 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,815,529 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,221,850
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,414,377
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,630,000	1,656,191 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,665,000	$1,782,939 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,660,000	1,626,051 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	298,655
Continental Resources Inc., Senior Notes	5.750%	1/15/31	429,000	440,147 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,739,000	1,733,497
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	1,949,000	1,956,657
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,430,000	1,357,945 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	638,000	638,044
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,003
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,610,000	1,559,351
Ecopetrol SA, Senior Notes	8.375%	1/19/36	5,740,000	5,910,999
Ecopetrol SA, Senior Notes	5.875%	5/28/45	6,530,000	4,863,900
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,311,889 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,471,243 (b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	520,000	534,513
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,735,706
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	30,874
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,065,121
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,271,081
Energy Transfer LP, Senior Notes	6.250%	4/15/49	870,000	862,305
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	824,833
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	548,410
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,105,000	2,372,961
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,613,480
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	$1,774,820
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	636,567
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,335,000	2,328,228 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,303,813
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	596,683 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	1,278,000	1,296,104
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,183,693 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	920,030
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	2,747,337
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,810,000	2,772,807
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,041,513
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	4,060,000	4,224,254 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	5,050,000	5,188,385 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	7,610,000	6,879,510 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,724,269
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,577,487
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	262,006
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,631,888
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,222,631
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,224,004
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,617,000	2,597,445
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	3,630,000	3,598,713
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,272,116
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,338,908
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,359,610
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,530,000	$1,160,944
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,541,562
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	618,261
ONEOK Inc., Senior Notes	6.625%	9/1/53	570,000	597,560
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	4,180,000	4,289,771 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,610,000	1,460,795
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	6,110,000	5,579,425 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	6,280,000	4,605,968 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,895,489
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	2,027,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,220,000	1,234,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,058,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	181,376
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,218,377 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	2,100,000	2,022,603 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	1,130,000	1,155,174 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	5,240,000	5,369,744 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,870,000	1,909,550
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	415,024
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	2,876,670
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	760,000	729,521
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,109,831
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	1,196,469
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	$2,565,697
Total Oil, Gas & Consumable Fuels				181,994,821

Total Energy				183,554,676
Financials — 9.3%
Banks — 5.9%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.385%	1/15/26	7,226,000	5,685,957 (b)(c)
Banco Santander SA, Senior Notes	4.551%	11/6/30	5,800,000	5,807,589
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,191,036
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,060,000	956,288 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	8,128,349 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	7,641,000	7,547,346 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,803,230 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	5,268,675 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,262,305 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	622,637 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,645,722 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,052,295
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,885 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,331,129 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	$3,369,035 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	7,380,000	7,851,685 (a)(b)(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,979,068 (a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,577,169 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	829,000	848,761 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,535,862 (a)(c)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,710,000	4,781,624 (a)(c)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	5,020,000	5,103,743 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,457,106
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,222,124
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,086,050
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,829,836 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,226,239 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,573,076 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,260,614 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	678,214 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,150,000	4,178,141
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	960,000	$955,614 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,935,536 (a)(c)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	3,360,000	3,356,857 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	330,000	326,748 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	250,581 (a)(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	6,155,724 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	3,151,572 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	6,960,000	6,209,183 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,711,855 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	4,048,057 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	967,315 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	4,150,000	4,187,527 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	4,410,000	4,563,605 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	$4,792,766 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,720,170
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	2,044,377
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	2,730,000	2,723,865 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,488,201
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	2,961,000	2,972,068 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	90,000	90,737 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,368,954 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	2,508,505 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	2,313,418
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,187,842
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,277,909 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,673,263 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,387,049 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,665,307 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,190,000	11,148,581 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,237,788 (c)
Total Banks				234,291,764
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 2.3%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	$2,300,929 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	5,360,000	5,704,136 (a)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,153,000	3,142,900
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,160,000	1,090,455
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,262,024
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	4,434,000	4,021,632
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	6,448,931 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,805,968 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	1,042,245 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,399,838 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,759,187 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,755,255 (c)
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	888,365 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	90,000	80,753 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,792,317 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	$5,404,070 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,491,838 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,166,671 (c)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,720,000	2,696,960 (c)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	2,600,000	2,636,148 (c)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	2,759,730 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	7,712,395 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,909,851 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,169,163 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,466,938 (a)(c)
Total Capital Markets				88,908,699
Consumer Finance — 0.2%
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,697,423
Midcap Financial Issuer Trust, Junior Subordinated Notes (1 mo. Term SOFR + 3.750%)	7.430%	1/15/56	4,910,000	4,910,000 (a)(c)(d)(g)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	3,000,000	3,000,000 (a)(d)(g)
Total Consumer Finance				9,607,423
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	$12,382,867
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,360,000	5,197,911
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,513
Block Inc., Senior Notes	6.000%	8/15/33	2,010,000	2,064,610 (a)
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	2,870,000	2,485,735 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,230,000	4,447,216 (a)
Total Financial Services				26,584,852
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	1,870,000	1,943,956
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,880,000	1,951,678 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	1,672,231
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,168,502 (a)
Total Insurance				7,736,367

Total Financials				367,129,105
Health Care — 2.4%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,492,454
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	137,916
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,244,060
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,696,000	1,397,836
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,197,865
Total Biotechnology				10,470,131
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,040,000	2,111,423 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	1,617,000	1,675,068
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,446,550
Solventum Corp., Senior Notes	5.600%	3/23/34	4,410,000	4,590,278
Solventum Corp., Senior Notes	5.900%	4/30/54	1,666,000	1,674,636
Total Health Care Equipment & Supplies				13,497,955
Health Care Providers & Services — 1.0%
Centene Corp., Senior Notes	3.375%	2/15/30	1,160,000	1,069,299
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	$2,704,886
Cigna Group, Senior Notes	4.800%	8/15/38	1,962,000	1,880,000
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	355,741
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,660,000	1,665,888
CVS Health Corp., Senior Notes	2.125%	9/15/31	660,000	579,997
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,431,265
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,335,613
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	2,170,742	2,192,979
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	3,017,427
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	870,684
HCA Inc., Senior Notes	7.500%	11/15/95	8,000,000	8,705,188
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,976
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	3,252,049
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,626,248
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	630,000	622,206
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	692,719
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,418,064
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	952,583
Total Health Care Providers & Services				40,382,812
Pharmaceuticals — 0.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,510,000	5,734,625 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	1,164,000	897,275 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,187,373
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,440,000	2,537,341
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,371,131
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,309,198
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,714,325
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,337,562
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	8,190,000	6,204,290
Total Pharmaceuticals				30,293,120

Total Health Care				94,644,018
Industrials — 2.2%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	3.100%	5/1/26	700,000	697,339
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	2.700%	2/1/27	2,840,000	$2,799,883
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,853
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,472,078
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	960,267
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,297,780
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	932,085
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	576,125 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	1,200,000	1,269,883 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	958,571
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,450,000	2,461,756
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	488,801
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,185,562
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,630,000	3,703,032
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,460,301
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,875
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	7,873,470
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,831,924
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	4,081,126
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	915,896
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,290,860
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	1,435,878
Total Aerospace & Defense				44,712,345
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	6.850%	7/2/37	5,630,000	6,370,082 (h)
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,041,409 (a)
Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,120,000	2,192,599 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,381,701
Total Commercial Services & Supplies				4,574,300
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,149,204
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,542,057
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	$2,974,066
Total Ground Transportation				6,665,327
Industrial Conglomerates — 0.2%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,140,000	2,180,622
Siemens Funding BV, Senior Notes	4.900%	5/28/32	2,780,000	2,871,417 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	1,030,000	1,081,598 (a)
Total Industrial Conglomerates				6,133,637
Passenger Airlines — 0.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,100,000	4,290,720 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,967,308 (a)
Total Passenger Airlines				13,258,028
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	450,000	458,462
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	870,000	916,130 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	870,000	923,048 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,970,000	2,054,558 (a)
Total Trading Companies & Distributors				4,352,198

Total Industrials				88,107,326
Information Technology — 1.5%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	1,330,000	1,401,127 (a)
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,202,506
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,796,330 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	1,900,000	1,875,561
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	130,664 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	145,000	143,178 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,205,325 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	2,290,000	2,353,904 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	4,375,000	3,572,977
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	375,391
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,598,223
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	$2,974,561
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	106,749
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	2,480,000	2,519,494
Total Semiconductors & Semiconductor Equipment				33,854,863
Software — 0.6%
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	674,163
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,759,613
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,708,376
Oracle Corp., Senior Notes	5.200%	9/26/35	580,000	555,895
Oracle Corp., Senior Notes	5.875%	9/26/45	1,520,000	1,373,513
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	505,115
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	2,751,910
Oracle Corp., Senior Notes	5.950%	9/26/55	1,370,000	1,214,720
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,757,237
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,390,793
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,159,048
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,274,091
Total Software				24,124,474

Total Information Technology				59,380,464
Materials — 1.7%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	4,790,000	4,783,929 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	10,123,917 (a)
OCP SA, Senior Notes	5.125%	6/23/51	2,310,000	1,914,412 (a)
Total Chemicals				16,822,258
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	640,000	654,690
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,290,000	1,331,014
Total Construction Materials				1,985,704
Metals & Mining — 1.0%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,381,927
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,193,052
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,570,000	1,655,194 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	210,719 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,940,000	$2,074,242 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,440,000	2,567,148 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,131,230
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	899,751 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,984 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	5,287,009 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,242,206 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	7,220,000	8,510,777
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	656,839
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	6,860,000	6,905,239
Total Metals & Mining				37,745,317
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,050,000	9,495,641

Total Materials				66,048,920
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,780,000	1,822,487 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	520,000	525,074 (a)

Total Real Estate				2,347,561
Utilities — 1.8%
Electric Utilities — 1.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,795,416 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	3,859,000	3,508,629 (h)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	222,539
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,855,077
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,499,887
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,445,144
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,474,526
NRG Energy Inc., Senior Notes	5.750%	1/15/34	1,150,000	1,162,299 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	5,670,000	5,748,067 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	1,700,000	1,699,117 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	2,340,000	$2,323,504
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,630,000	1,641,555 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,361,590 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,210,115
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,469,751
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	812,717
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,729,484
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,080,601
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	4,710,000	4,685,358 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	2,670,000	2,762,688 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	890,000	937,962 (a)
Total Electric Utilities				61,426,026
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	1,680,000	1,714,459 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	3,880,000	4,059,907 (a)
Total Gas Utilities				5,774,366
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,337,000	1,422,456 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	852,773
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	296,783
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	1,350,000	1,531,364
Total Multi-Utilities				2,680,920

Total Utilities				71,303,768
Total Corporate Bonds & Notes (Cost — $1,308,317,187)				1,267,046,805
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 27.9%
FHLMC — 7.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	5,600,000	$5,595,666
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	23,239,499	19,880,761
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41- 4/1/51	76,400,705	65,960,796
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42- 6/1/46	11,405,483	10,840,573
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	268,412	266,852
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	876,482	793,222
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	89,058,689	77,052,945
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	28,847,694	29,533,940
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	5,325,860	5,619,583
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 9/1/53	18,144,253	18,941,344
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	21,173,952	21,211,745 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	4/1/39- 1/1/40	16,983	17,479
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	26,626,837	24,358,712
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	5/1/43- 3/1/45	6,583,310	6,271,728
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	151,933	147,144
Total FHLMC				286,492,490
FNMA — 15.2%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 6/1/35	32,614	33,907
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	10,972,514	11,380,911
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 12/1/37	90,817	95,415
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	398	$411
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/52	18,697,884	19,107,550
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	3,200,000	3,175,818
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	103,416,984	94,813,295
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	3,600,000	3,534,131
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	36,697,436	37,783,273
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	78,445,954	68,994,524
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	59,933,076	50,379,601
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	1,980,489	1,943,244
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	709,834	598,906
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	24,947,844	23,834,529
Federal National Mortgage Association (FNMA)	3.500%	8/1/42- 12/1/46	27,156,336	25,874,009
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	38,300,000	36,333,637 (i)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	68,100,000	66,491,243 (i)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	59,400,000	59,246,860 (i)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	24,300,000	24,643,574 (i)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	67,600,000	69,417,339 (i)
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	5,200,000	4,791,516 (i)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.908%	11/1/35	5,469	5,577 (c)
Total FNMA				602,479,270
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — 5.5%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	604,873	$628,380
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	8,609	8,997
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	1,842,016	1,894,986
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	3,256	3,287
Government National Mortgage Association (GNMA)	8.000%	12/15/30	4,907	4,997
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,625,099	1,687,247
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	18,635,316	17,117,160
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	16,247,629	15,892,533
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	6,202,974	5,723,149
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	17,654,654	17,763,951
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	21,262,242	20,859,104
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	23,870,089	21,632,765
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 2/20/50	4,658,020	4,418,882
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	21,985,509	19,517,617
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	25,756,920	22,125,693
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	19,702,986	15,979,896
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	17,501,621	17,856,744
Government National Mortgage Association (GNMA) II	2.500%	1/1/56	24,400,000	21,050,719 (i)
Government National Mortgage Association (GNMA) II	3.500%	1/1/56	12,000,000	10,922,336 (i)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	1/1/56	1,300,000	$1,228,246 (i)
Total GNMA				216,316,689

Total Mortgage-Backed Securities (Cost — $1,160,691,625)				1,105,288,449
Collateralized Mortgage Obligations(j) — 16.1%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,269,124 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.197%	9/15/34	880,000	870,093 (a)(c)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.905%	9/15/34	1,780,000	1,738,668 (a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,224,163	1,822,539
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	13.015%	8/25/36	2,365,086	1,262,197 (c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.248%	7/20/46	166,178	145,841 (c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.106%	4/29/37	1,309,768	1,308,664 (a)(c)
BANK5, 2023-5YR1 A2	5.779%	4/15/56	2,427,489	2,481,472
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,190,885	1,069,557
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	19.584%	7/25/36	1,092,184	1,395,525 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	4,000,000	3,708,386 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	11,412,314 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	4,400,000	4,546,240 (c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	7.754%	10/15/38	3,500,000	3,515,996 (a)(c)
BX Commercial Mortgage Trust, 2022- LP2 G (1 mo. Term SOFR + 4.106%)	7.856%	2/15/39	9,254,000	9,265,551 (a)(c)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.713%	8/13/41	2,950,000	2,883,009 (a)(c)
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.500%	8/15/42	4,350,000	4,365,687 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	3,140,000	$3,066,668
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	4.046%	10/25/36	167,493	162,769 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,726,695 (c)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	6,867,873 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	8,995,565 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	6,435,000	5,924,636 (a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.695%	9/1/28	33,000,000	21,889,190 (a)(c)
DTP Commercial Mortgage Trust, 2023-STE2 A	5.843%	1/15/41	3,110,000	3,200,308 (a)(c)
Extended Stay America Trust, 2025- ESH A (1 mo. Term SOFR + 1.300%)	5.050%	10/15/42	3,790,000	3,801,046 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	565,031 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	1,821,351 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.001%	10/25/36	32,064,830	3,920,567 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	23,500,000	710,767 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.234%	6/25/29	6,300,000	257,104 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	16,296,000	817,507 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.123%	11/25/33	20,666,163	163,343 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.606%	10/25/26	37,333,753	126,752 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.469%	2/25/36	12,847,459	$430,020 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.202%	6/25/27	11,138,073	98,867 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,302,145	3,405,223
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	202,627	2,087
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	759,989	772,506
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.392%	12/15/41	1,456,921	158,342 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.952%	8/15/39	1,030,847	80,432 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	419,672	9,777
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,786,541	9,849,184
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	8,622,140	1,128,737
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	19,135,257	2,565,816
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	6,996,277	1,157,140
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	8,076,446	1,605,249
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	17,889,124	3,027,666
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	16,744,527	3,334,436
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,555,866	731,742
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,689,736	1,497,881
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	15,075,042	3,213,832
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	22,381,374	$3,843,211
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	4,085,921	4,111,832 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	3,889,044	3,913,369 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.274%	8/25/33	10,010,000	11,049,955 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.924%	1/25/34	13,330,000	14,170,739 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.374%	6/25/42	16,500,000	17,365,857 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	10.624%	6/25/42	7,600,000	8,213,401 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	7.574%	9/25/42	5,000,000	5,218,553 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.465%	4/25/43	5,000,000	5,640,340 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	83,296	83,063 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,470,732	7,205,085
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	39,074	699
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.002%	8/15/44	3,042,502	$319,350 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,468,847	868,635
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	611,273	162,707
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	5,810,250	637,211
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	8.089%	7/25/39	3,063,697	3,108,710 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020- R02 2B1 (30 Day Average SOFR + 3.114%)	6.989%	1/25/40	2,450,000	2,492,535 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B2 (30 Day Average SOFR + 6.000%)	9.874%	12/25/41	10,445,564	10,831,772 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,352,077	4,244,882
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	2,885,142	2,588,915
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.491%	4/25/40	703,576	70,897 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	337,289	350,966
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,258,476	1,331,579
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	1,885,462	2,054,415
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	80,497	$74,061
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	48,166	44,301
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,809,827	7,232,599
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	2.161%	12/25/42	848,308	100,832 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	2.161%	12/25/42	2,802,186	324,704 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,829,350	309,642
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	2.161%	6/25/43	1,979,835	219,941 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.961%	12/25/43	4,427,304	480,266 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,644,067	7,714,525
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,792,319	7,705,371
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	2.011%	11/25/45	6,774,849	704,909 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.111%	9/25/46	2,484,465	162,630 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	7,571,089	$1,474,272
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	11,189,625	1,701,216
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	33,900,574	5,339,320
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	3,829,816	831,846
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	6,810,729	5,694,358
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	6,815,434	1,196,675
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	22,562,098	3,037,578
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	184,027	30,545
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	41,746,431	6,740,766
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,792,267	360,328
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.176%	6/25/37	6,393,054	1,341,971 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	667,337,797	2,078,624 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	3.142%	4/20/36	219,966	10,696 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	2.732%	8/20/37	889,127	4,168 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	16,001,664	$16,500,729
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.694%	1/16/54	13,587,196	400,909 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	18,557,416	33,739 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,521,101	132,307 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.724%	11/20/42	592,543	23,549 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	215,188	209,216 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,180	7
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	236,851	41,454
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	2.302%	2/20/46	8,987,929	1,042,975 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,699,219	330,142
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.138%	2/16/58	8,633,743	521,558 (c)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	2.251%	10/16/46	4,070,124	525,315 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	13,834,750	525,790 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.542%	12/16/58	25,295,078	696,209 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.443%	8/16/58	11,555,598	209,586 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.647%	2/16/57	10,533,118	369,394 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.516%	11/16/56	20,591,017	558,313 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	4,366,015	130,338 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,502,809	271,557
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.485%	4/16/57	19,790,034	$471,832 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	13,846,890	448,715 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	10,284,239	379,867 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.259%	5/20/67	10,917,485	361,793 (c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.281%	7/20/67	13,864,238	716,816 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.515%	9/20/67	9,104,918	243,137 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.207%	10/20/67	4,151,468	119,369 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.662%	11/20/67	920,891	29,273 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,450,119	2,206,329
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	2.335%	9/20/68	25,025,043	942,521 (c)
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,276,859	448,884
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.197%	10/20/69	17,678,585	1,027,465 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.886%	6/16/62	20,246,499	1,265,129 (c)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	18,797,770	1,659,608 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	23,844,407	18,345,029
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.816%	4/16/61	22,331,858	1,343,799 (c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.876%	11/16/63	10,864,390	729,701 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.433%	6/16/61	25,815,643	2,427,453 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,277,093	400,715
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,406,608	$257,472
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.969%	10/16/61	2,685,221	197,033 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,601,145	1,078,496
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	8,641,891	1,599,649
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	35,068,120	26,738,446
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.132%	9/20/54	3,484,475	317,576 (c)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.032%	3/20/55	14,725,293	1,292,532 (c)
Government National Mortgage Association (GNMA), 2025-95 SB, IO (-1.000 x 30 Day Average SOFR + 5.800%)	1.882%	5/20/55	17,126,710	1,410,457 (c)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.962%	6/20/55	28,183,616	2,419,989 (c)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	1.232%	7/20/55	19,749,485	916,933 (c)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.932%	8/20/55	20,474,994	1,824,189 (c)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.652%	9/20/55	7,818,490	884,667 (c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	4.486%	10/25/45	592,590	561,905 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.306%	4/25/36	52,196	$52,019 (c)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	8,125,000	8,448,303 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.497%	11/15/32	10,448,000	10,345,423 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	5.598%	9/15/31	12,629,252	9,869,761 (a)(c)
GS Mortgage Securities Trust, 2015- GC30 B	3.961%	5/10/50	7,490,723	7,180,648 (c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	4,690,000	4,630,642
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	9,726,727	9,121,087 (a)(c)
GS Mortgage-Backed Securities Trust, 2025-NQM4 A2	5.310%	10/25/65	5,570,686	5,591,159 (a)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.119%	11/25/35	501,870	244,272 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.326%	6/19/35	793,571	782,558 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.806%	6/19/45	1,704,116	753,396 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	5,993,292	5,984,760 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.950%	8/25/35	97,087	42,449 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	7,590,585	6,303,484 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.511%	7/25/52	10,150,177	9,151,440 (a)(c)
Legacy Mortgage Asset Trust, 2021- GS1 A1	5.892%	10/25/66	8,386,447	8,394,909 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.446%	7/25/34	22,148	21,720 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.056%	4/25/46	57,972	$54,583 (c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.196%	5/25/35	1,505,738	712,173 (a)(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.366%	9/17/37	3,807,761	3,813,678 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	5.965%	4/15/38	2,173	2,174 (a)(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.550%	7/25/35	436,107	390,663 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2025-SPL1 A3	4.250%	2/25/65	7,853,931	7,612,661 (a)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. Term SOFR + 0.454%)	4.327%	4/16/36	14,169,465	13,942,409 (a)(c)
Multifamily Trust, 2016-1 B	26.468%	4/25/46	937,735	917,477 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	37,240	17,853
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	9,200,000	9,297,301 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.610%	9/17/39	3,644,631	3,655,433 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	6,765,981	5,790,563 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,796,011	8,345,010 (a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	296,058	81,168
RBSSP Resecuritization Trust, 2009-12 9A2	4.538%	3/25/36	3,395,179	2,264,588 (a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.864%	7/25/36	3,693,993	202,461 (a)(c)
Santander Mortgage Asset Receivable Trust, 2025-NQM5 A3	5.473%	8/25/65	3,858,720	3,863,784 (a)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,548,708 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.762%	1/15/27	10,600,000	7,144,464 (a)(c)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	6,280,000	4,979,215 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.472%	7/25/34	289	284 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.206%	7/25/46	56,119	$49,433 (c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.196%	4/25/36	15,437,859	3,546,484 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	4,740,000	4,680,900
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	4,700,000	4,610,230
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	17,345,000	14,916,655 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.145%	11/15/50	28,363,625	442,660 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	4,630,000	4,627,086
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	7,497,952 (a)(c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,589,203

Total Collateralized Mortgage Obligations (Cost — $695,847,515)				638,046,943
U.S. Government & Agency Obligations — 9.8%
U.S. Government Obligations — 9.8%
U.S. Treasury Bonds	4.750%	2/15/41	31,090,000	31,654,721
U.S. Treasury Bonds	4.750%	11/15/43	940,000	940,404
U.S. Treasury Bonds	3.625%	2/15/44	33,156,000	28,474,010 (k)(l)
U.S. Treasury Bonds	5.000%	5/15/45	6,340,000	6,510,387
U.S. Treasury Bonds	2.875%	8/15/45	52,040,000	39,050,328 (l)
U.S. Treasury Bonds	4.875%	8/15/45	2,770,000	2,797,700
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	19,800,881
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,172,969
U.S. Treasury Bonds	4.750%	11/15/53	13,156,000	12,919,089
U.S. Treasury Bonds	4.250%	2/15/54	6,490,000	5,869,394
U.S. Treasury Bonds	4.250%	8/15/54	12,420,000	11,233,065
U.S. Treasury Bonds	4.500%	11/15/54	2,350,000	2,217,262
U.S. Treasury Bonds	4.625%	2/15/55	1,050,000	1,011,691
U.S. Treasury Bonds	4.750%	5/15/55	5,340,000	5,248,636
U.S. Treasury Bonds	4.750%	8/15/55	5,190,000	5,104,041
U.S. Treasury Notes	3.875%	5/31/27	2,160,000	2,171,222
U.S. Treasury Notes	3.875%	6/30/30	890,000	896,797
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.875%	7/31/30	2,890,000	$2,911,788
U.S. Treasury Notes	4.125%	5/31/32	1,110,000	1,124,764
U.S. Treasury Notes	4.000%	6/30/32	53,730,000	54,047,972
U.S. Treasury Notes	3.750%	10/31/32	1,490,000	1,473,703
U.S. Treasury Notes	4.250%	5/15/35	3,210,000	3,237,335
U.S. Treasury Notes	4.250%	8/15/35	97,340,000	98,054,840
U.S. Treasury Notes	4.000%	11/15/35	3,170,000	3,124,679
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	47,444,677 (m)

Total U.S. Government & Agency Obligations (Cost — $450,396,407)				388,492,355
			Face Amount†/ Units
Asset-Backed Securities — 7.4%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	6,180,000	6,180,000 (a)(c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.082%	4/17/38	11,560,000	11,573,992 (a)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.384%	4/19/37	5,350,000	5,369,022 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2025-4A A	4.400%	2/20/32	2,130,000	2,123,004 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	5,440,000	5,441,360 (a)(c)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	5.150%	4/11/48	6,410,000	6,413,699 (a)(c)
Bayswater Park CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.210%)	4.944%	1/20/39	6,300,000	6,300,000 (a)(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.461%	9/25/34	189,767	191,186 (c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.216%	4/20/34	4,700,000	4,700,000 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	7,229,387	7,298,566 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.246%	12/28/48	8,311,535	8,345,192 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	5,121,928	5,272,408 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	3,620,447	3,273,922 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	7,593,600	$6,780,465 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	10,000,000	10,025,735 (a)(c)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.154%	4/20/38	6,390,000	6,393,208 (a)(c)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	6,990,000	7,050,472 (a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.346%	10/25/34	460,689	440,075 (a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	4.646%	10/25/46	3,191,560	3,054,427 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.318%	7/30/37	10,000,000	10,035,538 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	5,025,606	4,466,207 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	5,995,027	5,995,204 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.935%	1/21/39	6,940,000	6,940,006 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	10,356,806	8,786,153 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	2,224,192	1,881,588 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.166%	10/25/36	2,899,514	903,454 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	6,961,390	6,649,157 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,662,463 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.655%	7/15/37	4,840,000	4,853,872 (a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	7,591,533	6,856,407 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.216%	6/25/33	2,284,475	2,268,997 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.156%	5/25/32	426,553	426,793 (c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	4,691,179	4,292,125 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	12,025,018	$10,956,548
Origen Manufactured Housing Contract Trust, 2007-A A2	5.973%	4/15/37	1,941,522	1,808,420 (c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.034%	4/20/38	9,460,000	9,466,784 (a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.086%	3/25/34	3,041,392	2,797,326 (c)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.228%	1/30/38	2,190,000	2,200,353 (a)(c)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	14,060,000	14,396,865 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.115%	4/15/38	9,410,000	9,407,452 (a)(c)
SMB Private Education Loan Trust, 2015-C R	20.905%	9/18/46	24,595	5,823,174 (a)(n)
SMB Private Education Loan Trust, 2025-B A1A	5.020%	3/17/53	4,752,094	4,795,127 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	4,843,102	4,580,165 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,376,558	6,410,506 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,432,333	10,696,833 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.066%	2/25/36	1,069,453	18,745 (a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.746%	5/25/31	2,444,376	1,697,095 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,106,148	2,032,449 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	5,140,314	4,693,676 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	8,200,000	8,197,693 (a)(c)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	3,730,000	3,717,835 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	9,587,528	9,469,327 (a)

Total Asset-Backed Securities (Cost — $328,555,130)				293,411,070
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 3.9%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,707,921	$1,456,003
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	120,000	89,580
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	11,988,237	9,233,100 (a)
Total Argentina				10,778,683
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	1,610,000	1,800,495 (a)
Brazil — 2.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	14,089,876
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	24,746,286
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	37,873,194
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	7,580,000	7,673,968
Total Brazil				84,383,324
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	7,390,000	7,709,007 (h)
Mexico — 0.5%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	17,520,000	17,867,597 (a)
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,670,000	7,967,088 (a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.375%	2/8/35	4,770,000	4,884,480
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,624,000,000 INR	18,534,828
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	$1

Total Sovereign Bonds (Cost — $149,654,793)				153,925,503
Senior Loans — 2.3%
Communication Services — 0.2%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	3,702,048	3,723,132 (c)(o)(p)
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.216%	6/28/32	2,503,725	2,518,447 (c)(o)(p)
Versant Media Group Inc., Initial Term Loan	—	1/30/31	1,540,000	1,542,410 (q)
Total Media				4,060,857

Total Communication Services				7,783,989
Consumer Discretionary — 0.3%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	5/6/30	1,321,997	1,325,441 (c)(o)(p)
Automobiles — 0.1%
Belron Finance LLC, 2031 Dollar Term Loan (3 mo. Term SOFR + 2.250%)	6.120%	10/16/31	3,702,025	3,727,476 (c)(o)(p)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.172%	7/1/31	2,471,278	2,484,920 (c)(o)(p)
Hotels, Restaurants & Leisure — 0.1%
Alterra Mountain Co., Term Loan Facility B9 (1 mo. Term SOFR + 2.500%)	6.216%	8/17/28	10,612	10,665 (c)(o)(p)
Light & Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	5.986%	4/14/29	2,548,433	2,561,978 (c)(o)(p)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	7/18/31	2,026,708	2,032,899 (c)(o)(p)
Total Hotels, Restaurants & Leisure				4,605,542
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	6/11/31	1,649,271	1,635,731 (c)(o)(p)

Total Consumer Discretionary				13,779,110
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	2,538,316	$2,548,482 (c)(o)(p)

Financials — 0.9%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	2,010,000	2,010,402 (c)(o)(p)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	9/15/31	4,942,588	4,956,477 (c)(o)(p)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.935%	10/4/30	2,447,938	2,456,702 (c)(o)(p)
Total Capital Markets				7,413,179
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	5.672%	1/31/31	1,289,977	1,293,609 (c)(o)(p)
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.672%	10/31/31	5,549,097	5,584,500 (c)(o)(p)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	4,940,992	4,923,995 (c)(o)(p)
TransUnion LLC, 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	5.466%	6/24/31	3,740,996	3,754,108 (c)(o)(p)
Total Financial Services				15,556,212
Insurance — 0.2%
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	1/30/32	2,471,278	2,481,175 (c)(o)(p)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.066%	8/21/28	3,863,821	3,875,355 (c)(o)(p)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	7.966%	9/19/30	251,985	252,339 (c)(o)(p)
Total Insurance				6,608,869
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	11/18/27	2,471,325	$2,474,414 (c)(e)(o)(p)

Total Financials				34,063,076
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	10/23/28	687,597	690,413 (c)(o)(p)
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.216%	2/21/31	338	340 (c)(o)(p)
Sotera Health Holdings LLC, 2025 Term Loan (3 mo. Term SOFR + 2.500%)	6.340%	5/30/31	3,571,859	3,596,432 (c)(o)(p)
Total Health Care Providers & Services				3,596,772
Health Care Technology — 0.1%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.623%	5/1/31	2,577,863	2,483,346 (c)(o)(p)
Pharmaceuticals — 0.0%††
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.966%	5/5/28	17,098	17,192 (c)(o)(p)

Total Health Care				6,787,723
Industrials — 0.2%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.476%	3/15/30	3,317,128	3,337,047 (c)(o)(p)
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	7,604,755	3,100,458 *(d)(e)(r)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.75%	1/2/40	1,659,373	1,654,188 (c)(o)(p)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	411,536	355,979 (q)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	812,797	810,257 (q)
Total Passenger Airlines				5,920,882

Total Industrials				9,257,929
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	1/31/31	3,701,671	$3,706,298 (c)(o)(p)

Utilities — 0.3%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	9/30/31	3,701,885	3,718,265 (c)(o)(p)
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	7/31/30	4,980,000	4,990,110 (c)(o)(p)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.250%)	5.966%	8/18/31	2,471,231	2,487,084 (c)(o)(p)
Total Independent Power and Renewable Electricity Producers				7,477,194

Total Utilities				11,195,459
Total Senior Loans (Cost — $88,915,811)				89,122,066
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost — $33,036,330)	1.875%	7/15/34	32,333,797	32,475,006
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	3/13/26	3,556	8,890,000	244,475
3-Month SOFR Futures, Call @ $96.750	6/12/26	2,779	6,947,500	903,175
SOFR 1-Year Mid-Curve Futures, Put @ $96.500	3/13/26	1,260	3,150,000	70,875
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.000	1/2/26	629	629,000	629
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.250	1/2/26	2,518	2,518,000	2,518
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.500	1/2/26	630	630,000	630
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $112.000	1/2/26	630	630,000	630
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $112.250		1/2/26	2,518	2,518,000	$78,687
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $112.500		1/2/26	629	629,000	88,453

Total Exchange-Traded Purchased Options (Cost — $3,451,583)					1,390,072
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	638,170,000	638,170,000	1,686,325
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	33,660,000	33,660,000	88,945
U.S. Dollar/Euro, Put @ $1.158	Bank of America N.A.	2/4/26	42,410,000	42,410,000	722,669

Total OTC Purchased Options (Cost — $3,227,356)					2,497,939

Total Purchased Options (Cost — $6,678,939)					3,888,011
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				1,685	423 *(d)(s)
Spirit Aviation Holdings Inc.				290,376	72,884 *

Total Common Stocks (Cost — $4,078,435)					73,307
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)		3/12/30	206,310	$51,784 *(a)(d)(s)
Total Investments before Short-Term Investments (Cost — $4,228,683,658)				3,971,821,299
	Rate		Shares
Short-Term Investments — 6.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $246,082,140)	3.739%		246,082,140	246,082,140 (t)(u)
Total Investments — 106.5% (Cost — $4,474,765,798)				4,217,903,439
Liabilities in Excess of Other Assets — (6.5)%				(258,907,196)
Total Net Assets — 100.0%				$3,958,996,243

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $294,011,971.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(m)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(n)	Rate shown is the current yield based on income received over the trailing twelve months.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(r)	The coupon payment on this security is currently in default as of December 31, 2025.
(s)	Restricted security (Note 9).
(t)	Rate shown is one-day yield as of the end of the reporting period.
(u)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $246,082,140 and the cost was $246,082,140 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.250	3,556	$8,890,000	$(88,900)
3-Month SOFR Futures, Call	9/11/26	97.500	2,872	7,180,000	(502,600)
3-Month SOFR Futures, Call	12/11/26	97.500	3,821	9,552,500	(1,026,894)
3-Month SOFR Futures, Put	12/11/26	96.500	1,261	3,152,500	(291,606)
U.S. Treasury 5-Year Notes Futures, Call	1/23/26	109.750	1,263	1,263,000	(167,742)
U.S. Treasury 5-Year Notes Futures, Put	1/23/26	109.750	1,263	1,263,000	(730,172)
U.S. Treasury 6 to 7-Year Notes Futures, Call	1/2/26	112.750	1,259	1,259,000	(19,672)
U.S. Treasury 6 to 7-Year Notes Futures, Put	1/2/26	112.750	1,259	1,259,000	(413,109)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	112.500	629	629,000	(265,359)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	113.000	632	632,000	(148,125)
U.S. Treasury 10-Year Notes Futures, Put	1/23/26	112.000	629	629,000	(167,078)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Put	1/23/26	$113.000	632	$632,000	$(503,625)
U.S. Treasury Long-Term Bonds Futures, Call	1/23/26	115.000	314	314,000	(397,406)
U.S. Treasury Long-Term Bonds Futures, Put	1/23/26	115.000	314	314,000	(210,970)
Total Exchange-Traded Written Options (Premiums received — $9,216,402)					(4,933,258)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $2,532,320)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	149,310,000	149,310,000	(1,249,809)
Total Written Options (Premiums received — $11,748,722)						$(6,183,067)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,467	3/26	$831,965,177	$834,788,594	$2,823,417
3-Month SOFR	1,734	6/26	418,374,491	418,262,475	(112,016)
Australian 10-Year Bonds	359	3/26	26,133,163	26,230,043	96,880
U.S. Treasury 5-Year Notes	6,324	3/26	692,082,581	691,242,860	(839,721)
U.S. Treasury 10-Year Notes	3,455	3/26	389,929,661	388,471,562	(1,458,099)
U.S. Treasury Ultra 10-Year Notes	724	3/26	83,374,194	83,271,316	(102,878)
United Kingdom Long Gilt Bonds	146	3/26	17,734,967	17,981,680	246,713
					654,296
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,675	3/26	$558,297,491	$558,510,741	$(213,250)
U.S. Treasury Long-Term Bonds	38	3/26	4,391,309	4,392,562	(1,253)
U.S. Treasury Ultra Long- Term Bonds	124	3/26	14,821,660	14,632,000	189,660
					(24,843)
Net unrealized appreciation on open futures contracts					$629,453

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	403,817,120	USD	74,546,265	Bank of America N.A.	1/5/26	$(949,102)
USD	73,389,270	BRL	403,817,120	Bank of America N.A.	1/5/26	(207,893)
BRL	403,817,120	USD	73,389,270	Citibank N.A.	1/5/26	207,893
USD	75,068,161	BRL	403,817,120	Citibank N.A.	1/5/26	1,470,999
CAD	4,660,000	USD	3,322,252	Bank of America N.A.	1/16/26	75,370
CAD	4,680,000	USD	3,336,965	Bank of America N.A.	1/16/26	75,238
CAD	5,013,901	USD	3,574,352	Bank of America N.A.	1/16/26	81,300
CAD	9,190,000	USD	6,528,871	Bank of America N.A.	1/16/26	171,588
CAD	9,450,000	USD	6,737,992	Bank of America N.A.	1/16/26	152,034
USD	6,583,335	CAD	9,150,000	Bank of America N.A.	1/16/26	(87,961)
USD	6,827,382	CAD	9,490,000	Bank of America N.A.	1/16/26	(91,809)
USD	3,013,258	EUR	2,550,000	Bank of America N.A.	1/16/26	14,226
USD	3,042,348	EUR	2,577,481	Bank of America N.A.	1/16/26	10,995
AUD	7,280,907	USD	4,820,173	BNP Paribas SA	1/16/26	39,234
AUD	7,560,000	USD	5,001,502	BNP Paribas SA	1/16/26	44,177
GBP	5,120,595	USD	6,835,898	BNP Paribas SA	1/16/26	66,279
USD	11,616,985	GBP	8,637,672	BNP Paribas SA	1/16/26	(25,946)
USD	4,478,967	JPY	687,407,950	BNP Paribas SA	1/16/26	84,181
AUD	5,220,714	USD	3,412,154	Citibank N.A.	1/16/26	72,244
AUD	6,177,093	USD	4,043,537	Citibank N.A.	1/16/26	79,165
AUD	6,223,799	USD	4,039,997	Citibank N.A.	1/16/26	113,878
AUD	26,598,191	USD	17,433,386	Citibank N.A.	1/16/26	318,723
CNH	26,754,418	USD	3,769,109	Citibank N.A.	1/16/26	70,049
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	107,695,238	USD	15,173,259	Citibank N.A.	1/16/26	$280,600
EUR	14,967,421	USD	17,402,366	Citibank N.A.	1/16/26	200,683
USD	3,952,385	AUD	5,921,988	Citibank N.A.	1/16/26	(55)
USD	4,012,924	AUD	6,079,304	Citibank N.A.	1/16/26	(44,512)
USD	4,042,528	AUD	6,089,576	Citibank N.A.	1/16/26	(21,764)
USD	4,077,067	AUD	6,159,781	Citibank N.A.	1/16/26	(34,081)
USD	5,979,554	AUD	8,977,995	Citibank N.A.	1/16/26	(12,520)
USD	4,292,723	CAD	5,959,975	Citibank N.A.	1/16/26	(52,714)
USD	10,283,059	CAD	14,353,806	Citibank N.A.	1/16/26	(182,349)
USD	7,870,559	EUR	6,694,311	Citibank N.A.	1/16/26	(2,560)
USD	41,322,625	INR	3,688,333,558	Citibank N.A.	1/16/26	341,295
USD	604,683	JPY	94,183,805	Citibank N.A.	1/16/26	2,540
USD	3,420,191	JPY	532,720,000	Citibank N.A.	1/16/26	14,367
USD	3,505,209	JPY	542,710,343	Citibank N.A.	1/16/26	35,514
INR	1,968,656,786	USD	22,045,429	JPMorgan Chase & Co.	1/16/26	(171,546)
JPY	2,862,947,311	USD	19,130,008	JPMorgan Chase & Co.	1/16/26	(826,409)
USD	7,195,000	CNH	51,113,064	JPMorgan Chase & Co.	1/16/26	(139,531)
USD	7,195,000	CNH	51,084,932	JPMorgan Chase & Co.	1/16/26	(135,494)
USD	3,934,318	JPY	612,859,420	JPMorgan Chase & Co.	1/16/26	16,142
USD	4,154,161	JPY	638,866,129	JPMorgan Chase & Co.	1/16/26	69,716
USD	21,275,733	EUR	18,376,000	Bank of America N.A.	2/5/26	(356,536)
USD	73,536,279	BRL	403,817,120	Bank of America N.A.	3/3/26	889,408
Net unrealized appreciation on open forward foreign currency contracts						$1,655,056

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
At December 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	630,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(10,966,390)	—	$(10,966,390)
JPMorgan Chase & Co.	157,419,000BRL	1/2/31	BRL-CDI**	13.250%**	(24,291)	—	(24,291)
JPMorgan Chase & Co.	244,400,000BRL	1/2/31	BRL-CDI**	13.300%**	17,031	—	17,031
Total					$(10,973,650)	—	$(10,973,650)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$87,770,000	11/21/30	2.452%**	CPURNSA**	$(311,757)	$—	$(311,757)
	347,801,000	8/31/32	3.420% annually	Daily SOFR Compound annually	3,369,091	845,519	2,523,572
Total	$435,571,000				$3,057,334	$845,519	$2,211,815

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$80,690,000	12/20/30	1.000% quarterly	$1,827,123	$1,791,698	$35,425

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$35,379,500	12/20/30	5.000% quarterly	$(2,696,007)	$(2,569,972)	$(126,035)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

 Western Asset Core Plus Bond Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$16,000,000	1/8/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,423,512	—	$1,423,512

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
CPURNSA	3.241%
Daily SOFR Compound	3.870%

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $4,228,683,658)	$3,971,821,299
Investments in affiliated securities, at value (Cost — $246,082,140)	246,082,140
Foreign currency, at value (Cost — $18,991,696)	19,138,594
Cash	20,476,026
Receivable for sales of TBA securities	91,949,859
Interest receivable	33,688,570
Deposits with brokers for centrally cleared swap contracts	7,153,889
Unrealized appreciation on forward foreign currency contracts	4,997,838
Receivable for Fund shares sold	2,117,047
OTC swaps, at value (premiums paid — $0)	1,440,543
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $1,327,655)	1,418,193
Dividends receivable from affiliated investments	722,536
Principal paydown receivable	146,194
Deposits with brokers for TBA securities	40,000
Deposits with brokers for open futures contracts and exchange-traded options	29,497
Prepaid expenses	56,686
Total Assets	4,401,278,911
Liabilities:
Payable for purchases of TBA securities	385,961,831
OTC swaps, at value (premiums received — $0)	10,990,681
Payable for securities purchased	10,633,364
Payable for Fund shares repurchased	9,683,020
Payable to brokers — net variation margin on centrally cleared swap contracts	6,296,649
Written options, at value (premiums received — $11,748,722)	6,183,067
Unrealized depreciation on forward foreign currency contracts	3,342,782
Investment management fee payable	2,254,213
Deposits from brokers for OTC derivatives	2,040,000
Distributions payable	1,707,672
Payable to brokers — net variation margin on open futures contracts	1,337,667
Service and/or distribution fees payable	269,172
Payable for open OTC swap contracts	205,240
Directors’ fees payable	2,010
Accrued expenses	1,375,300
Total Liabilities	442,282,668
Total Net Assets	$3,958,996,243
Net Assets:
Par value (Note 7)	$424,100
Paid-in capital in excess of par value	12,222,906,365
Total distributable earnings (loss)	(8,264,334,222)
Total Net Assets	$3,958,996,243
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class A	$614,280,695
Class C	$37,244,730
Class C1	$18
Class FI	$37,991,677
Class R	$227,719,772
Class I	$2,013,732,967
Class IS	$1,028,026,384
Shares Outstanding:
Class A	65,851,336
Class C	3,986,793
Class C1	2
Class FI	4,068,706
Class R	24,424,336
Class I	215,636,400
Class IS	110,132,902
Net Asset Value:
Class A (and redemption price)	$9.33
Class C*	$9.34
Class C1*	$9.23 [1]
Class FI (and redemption price)	$9.34
Class R (and redemption price)	$9.32
Class I (and redemption price)	$9.34
Class IS (and redemption price)	$9.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.69

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
[1]	Net asset value per share may not recalculate due to rounding.
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$249,146,882
Dividends from affiliated investments	6,009,615
Total Investment Income	255,156,497
Expenses:
Investment management fee (Note 2)	19,695,183
Service and/or distribution fees (Notes 2 and 5)	3,491,051
Transfer agent fees (Notes 2 and 5)	1,891,737
Fees recaptured by investment manager (Note 2)	256,709
Registration fees	218,189
Legal fees	131,575
Fund accounting fees	130,476
Custody fees	109,190
Audit and tax fees	96,244
Insurance	73,875
Directors’ fees	28,095
Commitment fees (Note 10)	22,518
Miscellaneous expenses	47,752
Total Expenses	26,192,594
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(159,961)
Net Expenses	26,032,633
Net Investment Income	229,123,864
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(435,387,073)
Futures contracts	9,742,738
Written options	87,191,984
Swap contracts	(23,495,452)
Forward foreign currency contracts	1,360,257
Foreign currency transactions	1,807,620
Net Realized Loss	(358,779,926)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	502,195,022
Futures contracts	(2,558,659)
Written options	3,365,927
Swap contracts	15,353,623
Forward foreign currency contracts	(9,962,759)
Foreign currencies	730,033
Change in Net Unrealized Appreciation (Depreciation)	509,123,187
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	150,343,261
Increase in Net Assets From Operations	$379,467,125
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$229,123,864	$802,157,013
Net realized loss	(358,779,926)	(704,223,476)
Change in net unrealized appreciation (depreciation)	509,123,187	33,076,012
Increase in Net Assets From Operations	379,467,125	131,009,549
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(174,239,955)	(706,985,119)
Return of capital	(50,515,838)	(72,798,732)
Decrease in Net Assets From Distributions to Shareholders	(224,755,793)	(779,783,851)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	637,657,101	3,756,401,213
Reinvestment of distributions	198,468,392	670,265,213
Cost of shares repurchased	(4,055,069,446)	(19,088,595,697)
Decrease in Net Assets From Fund Share Transactions	(3,218,943,953)	(14,661,929,271)
Decrease in Net Assets	(3,064,232,621)	(15,310,703,573)
Net Assets:
Beginning of year	7,023,228,864	22,333,932,437
End of year	$3,958,996,243	$7,023,228,864
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.06	$9.57	$9.36	$11.91	$12.55
Income (loss) from operations:
Net investment income	0.41	0.41	0.38	0.28	0.21
Net realized and unrealized gain (loss)	0.26	(0.52)	0.20	(2.54)	(0.49)
Total income (loss) from operations	0.67	(0.11)	0.58	(2.26)	(0.28)
Less distributions from:
Net investment income	(0.31)	(0.36)	(0.32)	(0.29)	(0.28)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.09)	(0.04)	(0.05)	(0.00)[2]	—
Total distributions	(0.40)	(0.40)	(0.37)	(0.29)	(0.36)
Net asset value, end of year	$9.33	$9.06	$9.57	$9.36	$11.91
Total return[3]	7.57%	(1.16)%	6.39%	(19.10)%	(2.26)%
Net assets, end of year (millions)	$614	$772	$1,362	$1,362	$1,458
Ratios to average net assets:
Gross expenses	0.82%[4]	0.82%[4]	0.83%	0.85%	0.82%[4]
Net expenses[5,6]	0.82 [4]	0.82 [4]	0.82	0.82	0.82 [4]
Net investment income	4.47	4.41	4.06	2.79	1.75
Portfolio turnover rate[7]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.08	$9.58	$9.37	$11.93	$12.57
Income (loss) from operations:
Net investment income	0.35	0.35	0.31	0.21	0.13
Net realized and unrealized gain (loss)	0.25	(0.51)	0.21	(2.55)	(0.50)
Total income (loss) from operations	0.60	(0.16)	0.52	(2.34)	(0.37)
Less distributions from:
Net investment income	(0.26)	(0.31)	(0.27)	(0.22)	(0.19)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.08)	(0.03)	(0.04)	(0.00)[2]	—
Total distributions	(0.34)	(0.34)	(0.31)	(0.22)	(0.27)
Net asset value, end of year	$9.34	$9.08	$9.58	$9.37	$11.93
Total return[3]	6.73%	(1.72)%	5.67%	(19.71)%	(2.94)%
Net assets, end of year (000s)	$37,245	$66,747	$105,435	$145,649	$273,321
Ratios to average net assets:
Gross expenses	1.52%	1.52%	1.51%	1.51%	1.52%
Net expenses[4,5]	1.51	1.51	1.51	1.51	1.51
Net investment income	3.78	3.72	3.35	2.02	1.05
Portfolio turnover rate[6]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.07	$9.60	$9.38	$11.95	$12.55
Income (loss) from operations:
Net investment income	0.35	0.34	0.33	0.22	0.15
Net realized and unrealized gain (loss)	0.88	(0.53)	0.22	(2.55)	(0.44)
Total income (loss) from operations	1.23	(0.19)	0.55	(2.33)	(0.29)
Less distributions from:
Net investment income	(0.83)	(0.31)	(0.29)	(0.24)	(0.23)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.24)	(0.03)	(0.04)	(0.00)[2]	—
Total distributions	(1.07)	(0.34)	(0.33)	(0.24)	(0.31)
Net asset value, end of year	$9.23	$9.07	$9.60	$9.38	$11.95
Total return[3]	14.12%	(2.05)%	5.88%	(19.54)%	(2.42)%[4]
Net assets, end of year	$18	$2,604	$80,474	$135,272	$237,398
Ratios to average net assets:
Gross expenses	17.95%	1.91%	1.31%	1.34%	1.24%
Net expenses[5,6]	1.51	1.51	1.31	1.34	1.24
Net investment income	3.73	3.58	3.52	2.18	1.25
Portfolio turnover rate[7]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.07	$9.58	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.41	0.42	0.38	0.28	0.21
Net realized and unrealized gain (loss)	0.27	(0.53)	0.21	(2.55)	(0.49)
Total income (loss) from operations	0.68	(0.11)	0.59	(2.27)	(0.28)
Less distributions from:
Net investment income	(0.32)	(0.36)	(0.32)	(0.29)	(0.28)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.09)	(0.04)	(0.05)	(0.00)[2]	—
Total distributions	(0.41)	(0.40)	(0.37)	(0.29)	(0.36)
Net asset value, end of year	$9.34	$9.07	$9.58	$9.36	$11.92
Total return[3]	7.61%	(1.11)%	6.50%	(19.15)%	(2.26)%
Net assets, end of year (000s)	$37,992	$52,413	$83,022	$139,512	$318,386
Ratios to average net assets:
Gross expenses	0.81%	0.79%	0.80%[4]	0.82%	0.82%
Net expenses[5,6]	0.80	0.78	0.80 [4]	0.82	0.82
Net investment income	4.49	4.45	4.03	2.68	1.74
Portfolio turnover rate[7]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.06	$9.56	$9.35	$11.90	$12.54
Income (loss) from operations:
Net investment income	0.38	0.38	0.35	0.25	0.18
Net realized and unrealized gain (loss)	0.26	(0.51)	0.20	(2.54)	(0.50)
Total income (loss) from operations	0.64	(0.13)	0.55	(2.29)	(0.32)
Less distributions from:
Net investment income	(0.30)	(0.34)	(0.30)	(0.26)	(0.24)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.08)	(0.03)	(0.04)	(0.00)[2]	—
Total distributions	(0.38)	(0.37)	(0.34)	(0.26)	(0.32)
Net asset value, end of year	$9.32	$9.06	$9.56	$9.35	$11.90
Total return[3]	7.14%	(1.34)%	6.08%	(19.37)%	(2.56)%
Net assets, end of year (millions)	$228	$253	$283	$285	$375
Ratios to average net assets:
Gross expenses	1.13%	1.12%	1.11%[4]	1.13%	1.12%
Net expenses[5,6]	1.12	1.12	1.11 [4]	1.12	1.12
Net investment income	4.17	4.13	3.77	2.47	1.46
Portfolio turnover rate[7]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.07	$9.58	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.45	0.45	0.41	0.32	0.26
Net realized and unrealized gain (loss)	0.26	(0.52)	0.22	(2.55)	(0.50)
Total income (loss) from operations	0.71	(0.07)	0.63	(2.23)	(0.24)
Less distributions from:
Net investment income	(0.34)	(0.40)	(0.36)	(0.32)	(0.32)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.10)	(0.04)	(0.05)	(0.01)	—
Total distributions	(0.44)	(0.44)	(0.41)	(0.33)	(0.40)
Net asset value, end of year	$9.34	$9.07	$9.58	$9.36	$11.92
Total return[2]	7.96%	(0.78)%	6.78%	(18.78)%	(1.90)%
Net assets, end of year (millions)	$2,014	$3,311	$12,880	$16,128	$26,512
Ratios to average net assets:
Gross expenses	0.45%[3]	0.54%	0.52%	0.53%	0.52%
Net expenses[4,5]	0.45 [3]	0.45	0.45	0.45	0.45
Net investment income	4.84	4.77	4.41	3.10	2.12
Portfolio turnover rate[6]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.07	$9.57	$9.36	$11.92	$12.56
Income (loss) from operations:
Net investment income	0.45	0.45	0.42	0.32	0.26
Net realized and unrealized gain (loss)	0.25	(0.51)	0.20	(2.55)	(0.49)
Total income (loss) from operations	0.70	(0.06)	0.62	(2.23)	(0.23)
Less distributions from:
Net investment income	(0.34)	(0.40)	(0.36)	(0.32)	(0.33)
Net realized gains	—	—	—	—	(0.08)
Return of capital	(0.10)	(0.04)	(0.05)	(0.01)	—
Total distributions	(0.44)	(0.44)	(0.41)	(0.33)	(0.41)
Net asset value, end of year	$9.33	$9.07	$9.57	$9.36	$11.92
Total return[2]	8.01%	(0.75)%	6.93%	(18.85)%	(1.87)%
Net assets, end of year (millions)	$1,028	$2,568	$7,621	$8,466	$12,736
Ratios to average net assets:
Gross expenses	0.43%	0.42%	0.42%	0.42%	0.42%
Net expenses[3,4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.86	4.80	4.45	3.15	2.16
Portfolio turnover rate[5]	83%	96%	90%	62%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 43%, 48%, 55%, 55% and 56%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset Core Plus Bond Fund 2025 Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$367,129,105	$0 *	$367,129,105
Other Corporate Bonds & Notes	—	899,917,700	—	899,917,700
Mortgage-Backed Securities	—	1,105,288,449	—	1,105,288,449
Collateralized Mortgage Obligations	—	638,046,943	—	638,046,943
U.S. Government & Agency Obligations	—	388,492,355	—	388,492,355
Asset-Backed Securities	—	293,411,070	—	293,411,070
Sovereign Bonds	—	153,925,503	—	153,925,503
Senior Loans:
Financials	—	31,588,662	2,474,414	34,063,076
Industrials	—	6,157,471	3,100,458	9,257,929
Other Senior Loans	—	45,801,061	—	45,801,061
U.S. Treasury Inflation Protected Securities	—	32,475,006	—	32,475,006
Purchased Options:
Exchange-Traded Purchased Options	$1,390,072	—	—	1,390,072
OTC Purchased Options	—	2,497,939	—	2,497,939
Common Stocks:
Industrials	72,884	423	—	73,307

Western Asset Core Plus Bond Fund 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$51,784	—	$51,784
Total Long-Term Investments	$1,462,956	3,964,783,471	$5,574,872	3,971,821,299
Short-Term Investments†	246,082,140	—	—	246,082,140
Total Investments	$247,545,096	$3,964,783,471	$5,574,872	$4,217,903,439
Other Financial Instruments:
Futures Contracts††	$3,356,670	—	—	$3,356,670
Forward Foreign Currency Contracts††	—	$4,997,838	—	4,997,838
OTC Interest Rate Swaps	—	17,031	—	17,031
Centrally Cleared Interest Rate Swaps††	—	2,523,572	—	2,523,572
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	35,425	—	35,425
OTC Total Return Swaps	—	1,423,512	—	1,423,512
Total Other Financial Instruments	$3,356,670	$8,997,378	—	$12,354,048
Total	$250,901,766	$3,973,780,849	$5,574,872	$4,230,257,487
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,933,258	—	—	$4,933,258
OTC Written Options	—	$1,249,809	—	1,249,809
Futures Contracts††	2,727,217	—	—	2,727,217
Forward Foreign Currency Contracts††	—	3,342,782	—	3,342,782
OTC Interest Rate Swaps	—	10,990,681	—	10,990,681
Centrally Cleared Interest Rate Swaps††	—	311,757	—	311,757
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	126,035	—	126,035
Total	$7,660,475	$16,021,064	—	$23,681,539
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying

Western Asset Core Plus Bond Fund 2025 Annual Report

futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the total notional

Western Asset Core Plus Bond Fund 2025 Annual Report

value of all credit default swaps to sell protection was $80,690,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Western Asset Core Plus Bond Fund 2025 Annual Report

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At December 31, 2025, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc. in the amount of $439,397.
(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or

Western Asset Core Plus Bond Fund 2025 Annual Report

becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

Western Asset Core Plus Bond Fund 2025 Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $15,583,272. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,354,175 which could be used to reduce the required payment.
At December 31, 2025, the Fund held cash collateral from Citibank N.A. in the amount of $2,040,000 and held non-cash collateral from Bank of America N.A. and Goldman Sachs Group Inc. in the amounts of $751,883 and $441,736, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(v) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Core Plus Bond Fund 2025 Annual Report

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(285,955)	$285,955
(a)
Reclassifications are due to prior year true-up for partnerships.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $159,961, which included an affiliated money market waiver of $159,860.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2026	$66	$8,399,279
Expires December 31, 2027	101	—
Total fee waivers/expense reimbursements subject to recapture	$167	$8,399,279
For the year ended December 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class I
FTFA recaptured	$92,519	$164,190
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $63,892 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Core Plus Bond Fund 2025 Annual Report

For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$21,347	—
CDSCs	24,691	$10,387
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$656,029,811	$3,761,192,567
Sales	2,747,429,844	5,748,093,692
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$4,471,636,034	$68,248,477	$(321,981,072)	$(253,732,595)
Written options	(11,748,722)	5,706,548	(140,893)	5,565,655
Futures contracts	—	3,356,670	(2,727,217)	629,453
Forward foreign currency contracts	—	4,997,838	(3,342,782)	1,655,056
Swap contracts	67,245	3,999,540	(11,428,473)	(7,428,933)
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$3,165,342	$722,669	—	—	$3,888,011
Futures contracts[3]	3,356,670	—	—	—	3,356,670
Forward foreign currency contracts	—	4,997,838	—	—	4,997,838
OTC swap contracts[4]	17,031	—	—	$1,423,512	1,440,543
Centrally cleared swap contracts[5]	2,523,572	—	$35,425	—	2,558,997
Total	$9,062,615	$5,720,507	$35,425	$1,423,512	$16,242,059

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$6,183,067	—	—	$6,183,067
Futures contracts[3]	2,727,217	—	—	2,727,217
Forward foreign currency contracts	—	$3,342,782	—	3,342,782
OTC swap contracts[4]	10,990,681	—	—	10,990,681
Centrally cleared swap contracts[5]	311,757	—	$126,035	437,792
Total	$20,212,722	$3,342,782	$126,035	$23,681,539

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(74,011,518)	$(1,101,841)	$590,240	—	$(74,523,119)
Futures contracts	9,742,738	—	—	—	9,742,738
Written options	85,793,057	928,367	470,560	—	87,191,984
Swap contracts	(17,163,267)	—	(9,670,540)	$3,338,355	(23,495,452)
Forward foreign currency contracts	—	1,360,257	—	—	1,360,257
Total	$4,361,010	$1,186,783	$(8,609,740)	$3,338,355	$276,408

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(2,354,328)	$336,841	—	—	$(2,017,487)
Futures contracts	(2,558,659)	—	—	—	(2,558,659)
Written options	3,814,934	(449,007)	—	—	3,365,927
Swap contracts	15,240,261	—	$(155,668)	$269,030	15,353,623
Forward foreign currency contracts	—	(9,962,759)	—	—	(9,962,759)
Total	$14,142,208	$(10,074,925)	$(155,668)	$269,030	$4,180,645

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$6,262,409
Written options	7,583,593
Futures contracts (to buy)	4,495,413,800
Futures contracts (to sell)	2,184,653,638
Forward foreign currency contracts (to buy)	413,337,595
Forward foreign currency contracts (to sell)	506,443,990
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Average Notional Balance**
Interest rate swap contracts	$1,196,978,831
Credit default swap contracts (buy protection)	94,241,946
Credit default swap contracts (sell protection)	138,421,077
Total return swap contracts	27,367,692

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$2,192,828	$(1,693,301)	$499,527	$(751,883)	$(252,356)
BNP Paribas SA	233,871	(25,946)	207,925	—	207,925
Citibank N.A.	3,207,950	(350,555)	2,857,395	(2,040,000)	817,395
Goldman Sachs Group Inc.	1,775,270	(1,249,809)	525,461	(441,376)	84,085
JPMorgan Chase & Co.	1,526,401	(12,263,661)	(10,737,260)	—	(10,737,260)
Total	$8,936,320	$(15,583,272)	$(6,646,952)	$(3,233,259)	$(9,880,211)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2025 Annual Report

For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,679,377	$889,686
Class C	502,968	44,888
Class C1	4	103
Class FI	112,590	58,734
Class R	1,196,112	482,701
Class I	—	430,611
Class IS	—	(14,986)
Total	$3,491,051	$1,891,737
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$23,493
Class C	1,627
Class C1	101
Class FI	1,548
Class R	8,562
Class I	80,355
Class IS	44,275
Total	$159,961
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$22,828,230	$39,784,626
Class C	1,439,596	2,911,847
Class C1	17	529
Class FI	1,541,036	2,612,243
Class R	7,575,853	9,827,731
Class I	88,398,011	392,339,898
Class IS	52,457,212	259,508,245
Total	$174,239,955	$706,985,119
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2025	Year Ended December 31, 2024
Return of Capital:
Class A	$6,618,386	$4,096,650
Class C	417,369	299,835
Class C1	5	54
Class FI	446,779	268,984
Class R	2,196,399	1,011,968
Class I	25,628,448	40,399,503
Class IS	15,208,452	26,721,738
Total	$50,515,838	$72,798,732
7. Capital shares
At December 31, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,610,288	$97,650,729	28,070,400	$261,511,292
Shares issued on reinvestment	2,807,108	25,981,736	3,898,460	36,182,612
Shares repurchased	(32,757,480)	(301,815,118)	(89,141,397)	(829,707,349)
Net decrease	(19,340,084)	$(178,182,653)	(57,172,537)	$(532,013,445)
Class C
Shares sold	249,415	$2,303,986	1,081,810	$10,075,149
Shares issued on reinvestment	176,080	1,631,296	294,294	2,735,179
Shares repurchased	(3,792,840)	(34,981,832)	(5,025,806)	(46,872,942)
Net decrease	(3,367,345)	$(31,046,550)	(3,649,702)	$(34,062,614)
Class C1
Shares sold	5	$50	6	$67
Shares issued on reinvestment	1	6	51	480
Shares repurchased	(291)	(2,658)	(8,155)	(75,723)
Net decrease	(285)	$(2,602)	(8,098)	$(75,176)
Class FI
Shares sold	332,725	$3,077,808	412,433	$3,851,326
Shares issued on reinvestment	208,938	1,935,724	302,823	2,813,106
Shares repurchased	(2,249,633)	(20,774,498)	(3,606,646)	(33,590,533)
Net decrease	(1,707,970)	$(15,760,966)	(2,891,390)	$(26,926,101)

Western Asset Core Plus Bond Fund 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R
Shares sold	529,097	$4,875,119	1,664,295	$15,514,534
Shares issued on reinvestment	1,054,881	9,759,293	1,166,808	10,819,723
Shares repurchased	(5,097,108)	(47,013,068)	(4,481,527)	(41,703,708)
Net decrease	(3,513,130)	$(32,378,656)	(1,650,424)	$(15,369,451)
Class I
Shares sold	39,831,566	$367,530,064	206,664,469	$1,923,160,073
Shares issued on reinvestment	10,626,971	98,421,264	42,132,906	391,573,581
Shares repurchased	(199,819,321)	(1,838,132,604)	(1,228,558,930)	(11,525,057,989)
Net decrease	(149,360,784)	$(1,372,181,276)	(979,761,555)	$(9,210,324,335)
Class IS
Shares sold	17,603,504	$162,219,345	166,745,863	$1,542,288,772
Shares issued on reinvestment	6,566,337	60,739,073	24,348,912	226,140,532
Shares repurchased	(197,154,244)	(1,812,349,668)	(703,929,749)	(6,611,587,453)
Net decrease	(172,984,403)	$(1,589,391,250)	(512,834,974)	$(4,843,158,149)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$57,538,768	$2,088,850,518	2,088,850,518	$1,900,307,146	1,900,307,146
Western Asset Core Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,009,615	—	$246,082,140
9. Restricted securities
The following Fund investments are restricted as to resaleand, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	1,685	3/25	$20,512	$423	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	51,784 (b)	0.25	0.00 (a)
Total			$2,531,998	$52,207		0.00% (a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.

Western Asset Core Plus Bond Fund 2025 Annual Report

11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$174,239,955	$706,985,119
Tax return of capital	50,515,838	72,798,732
Total distributions paid	$224,755,793	$779,783,851
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(8,003,303,088)
Other book/tax temporary differences(a)	(7,916,660)
Unrealized appreciation (depreciation)(b)	(253,114,474)
Total distributable earnings (loss) — net	$(8,264,334,222)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities, partnerships and other book/tax basis adjustments.

12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Plus Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Plus Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$175,689,762
Section 163(j) Interest Earned	§163(j)	$223,250,661
Interest Earned from Federal Obligations	Note (1)	$17,849,242
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Core Plus Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus Bond Fund

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Western Asset
Core Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Plus Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90150-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026